CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (89,017)	$ (49,341)
Items not requiring (providing) cash
Amortization (note 18 and 19)	28,718	32,345
Stock-based compensation (note 12(a))	19,834	19,940
Deferred income taxes (note 11)	(3,594)	(1,150)
Impairment (note 18, 19 and 21)	12,285	0
Gain on sale of Automotive business (note 5(c))	0	(27,137)
Unrealized foreign exchange loss (gain)	8,833	(8,808)
Other	275	43
Changes in non-cash working capital
Accounts receivable	(18,610)	1,232
Inventories	(49,660)	10,997
Prepaids and other	(11,809)	7,646
Accounts payable and accrued liabilities	24,725	7,771
Deferred revenue	1,486	(1,305)
Cash flows used in operating activities	(76,534)	(7,767)
Investing activities
Additions to property and equipment	(15,138)	(18,952)
Additions to intangible assets	(4,846)	(3,023)
Proceeds from sale of property and equipment	91	281
Proceeds from sale of Automotive Business, net (note 5(c))	0	144,156
Acquisitions, net of cash acquired:
M2M Group (note 5(a))	0	(18,391)
M2M New Zealand (note 5(b))	(319)	(3,468)
Cash flows (used in) provided by investing activities	(20,212)	100,603
Financing activities
Issuance of common shares	5,406	1,964
Purchase of treasury shares for RSU distribution	(10,772)	(2,802)
Taxes paid related to net settlement of equity awards	(1,058)	(1,530)
Proceeds from long-term debt (note 27(b))	9,908	9,383
Repayment of long-term debt (note 27(b))	0	(9,383)
Decrease in other long-term obligations	(118)	(405)
Cash flows provided by (used in) financing activities	3,366	(2,773)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,160)	2,278
Cash, cash equivalents and restricted cash, (decrease) increase in the year	(94,540)	92,341
Cash, cash equivalents and restricted cash, beginning of year	171,424	79,083
Cash, cash equivalents and restricted cash, end of year	$ 76,884	$ 171,424